Revenue - Contract Balances (FY) (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Accounts receivables	$ 31,699	$ 24,966	$ 17,447
Contract assets	13,595	9,838	8,421
Deferred revenue	21,677	13,621	11,646
Customer deposits	8,384	8,247	3,430
Long-term deferred revenue	$ 2,511	$ 2,297	$ 2,211